Shareholder Fees {- Strategic Advisers Large Cap Fund}	Jul. 30, 2021 USD ($)
05.31 Strategic Advisers Large Cap Fund PRO-03 | Strategic Advisers Large Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none